Revolving Credit Facilities and Long-Term Debt	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Revolving Credit Facilities and Long-Term Debt
Revolving Credit Facilities and Long-Term Debt

5.Revolving Credit Facilities and Long-Term Debt

Revolving Credit Facility (PNC Bank, N.A.)

On December 11, 2011, the Company obtained a collateral-based revolving line of credit with PNC Bank, N.A. (the ‘‘PNC Line of Credit’’), which the Company amended on August 31, 2012 and May 31, 2013. The PNC Line of Credit includes a $5.0 million sub-limit for letters of credit. Subject to certain terms and conditions, PNC Bank, N.A. is committed to increase the facility by an additional $10.0 million at our request. On April 15, 2014, the Company amended the PNC Line of Credit to increase the borrowing capacity from $60.0 million to up to $70.0 million. On November 5, 2014, the Company amended the PNC Line of Credit to (a) permit certain addbacks to the definition of Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) relating to expenses incurred in connection with the Company’s recently completed IPO and the preparation of the PNC Line of Credit amendment, (b) revise the “Change of Control” definition and the covenant restricting certain equity issuances to be more customary for a publicly traded company, (c) delete the equity cure provisions and (d) change the financial statement reporting requirements, and timing to align with the Securities and Exchange Commission disclosure requirements. All other material terms of the PNC Line of Credit remained unchanged following each of the amendments.

The PNC Line of Credit is to be used for working capital and general corporate purposes, and has a maturity date of May 31, 2018. The available borrowing under the PNC Line of Credit is based on the collective value of eligible inventory and credit card receivables multiplied by specific advance rates, and is recalculated monthly. The PNC Line of Credit bears interest at (1) 0.75% if the amount of borrowings are less than 60% of the maximum borrowing capacity or 1.00% if the total borrowings are greater than 60% of the maximum borrowing capacity, plus (2) the highest of the bank’s public lending rate, federal funds open rate plus 0.50%, or the LIBOR rate for a period of one month plus 1.00%. The Company can also elect to use the Eurodollar rate plus 0.75% if the amount of borrowings is less than 60% of the maximum borrowing capacity or 1.00% if the total borrowings are greater than 60% of the maximum borrowing capacity. As of December 27, 2014, the total amount available to borrow was $38.0 million and the outstanding balance was $32.0 million. The outstanding borrowings as of December 27, 2014 consisted of $30.0 million outstanding at a rate of 1.91% and $2.0 million outstanding at a rate of 4.0%. Total interest expense incurred on the PNC Line of Credit for the thirteen and thirty-nine weeks ended December 27, 2014 was $0.9 million and $1.5 million, respectively.

The PNC Line of Credit includes certain financial and nonfinancial covenants. The financial covenants include a minimum fixed charge coverage ratio only when ‘‘excess availability’’ falls below specified floor levels, while nonfinancial covenants include restrictions on a number of other activities. The Company was in compliance with its financial and non-financial covenants as of December 27, 2014.

Term Loan Due May 2019 (Golub Capital LLC)

The Company entered into a loan and security agreement with Golub Capital LLC on May 31, 2013, as amended by the first amendment to term loan and security agreement dated September 23, 2013 (the “Golub Loan”). On April 14, 2014, the Company entered into an amended and restated term loan and security agreement for the Golub Loan. The amended and restated loan and security agreement increased the borrowings on the Golub Loan from $99.2 million to $130.0 million, with the proceeds used to fund a portion of the $41.3 million dividend to stockholders and cash payment to holders of vested options that was paid in April 2014. See Note 6, “Stock-Based Compensation”. On November 5, 2014, the Company amended the Golub Loan to (a) permit certain addbacks to the definition of EBITDA relating to expenses incurred in connection with the Company’s recently completed IPO and the preparation of the Golub Loan amendment, (b) revise the “Change of Control” definition and the covenant restricting certain equity issuances to be more customary for a publicly traded company, (c) delete the equity cure provisions and (d) change the financial statement deliverable requirements, and timing to align with the Securities and Exchange Commission disclosure requirements. In addition, the Golub amendment reduced the applicable LIBOR Floor to from 1.25% to 1.00% which changed the current interest rate from 7.00% to 6.75%. All other material terms of the Golub Loan remained unchanged following each of the amendments.

The obligations under the Golub Loan are secured by substantially all of the Company’s assets and the Company’s guarantors’ assets. A provision allowing the Company to conduct an initial public offering was also added to the amended and restated loan and security agreement. Effective with the principal payment due on December 31, 2014, principal is payable in quarterly installments of $119,953 made each calendar quarter and ending on the maturity date of  May 31, 2019, with the remaining balance due at maturity, as well as certain customary mandatory prepayments at the lender’s discretion, including a specified portion of annual “excess cash flow”, as defined in the Golub Loan agreement. All other material terms of the Golub Loan remain unchanged from the May 31, 2013 Golub Loan. The outstanding balance of the Golub Loan was $47.4 million at December 27, 2014.

Interest on the Golub Loan is paid quarterly and is calculated on either a base rate or the LIBOR rate. The base rate is a floating interest rate that is the sum of 4.75% plus the higher of (1) the prime rate, (2) the one-month LIBOR rate plus 1% with a LIBOR floor of 1.25% or (3) the Federal Funds rate, plus 50 basis points. The LIBOR rate is 5.75%, plus the  LIBOR rate for a period of one, two, three, six, or, if available to all lenders, nine or 12 months (with a LIBOR floor of 1.25% prior to the most recent amendment, and currently 1.0%), as elected by the Company. Interest is payable quarterly in arrears on the last day of each quarter. Interest charges are computed on the actual principal outstanding. As of December 27, 2014, the interest rate on the Golub Loan was 6.75%. Total interest expense incurred on the Golub Loan was $1.4 million and $6.0 million for the thirteen and thirty-nine weeks ended December 27, 2014, respectively.

The Golub Loan requires the Company to meet certain financial and non-financial covenants. Financial covenants include a minimum interest coverage ratio and a maximum total leverage ratio. In addition, the loan agreement also limits the amount that the Company can spend on capital expenditures per year. The Golub Loan also requires, at the lender’s discretion, that 50% of the Company’s excess cash flow, as defined in the Golub Loan agreement, be used to make prepayments of outstanding loan amounts. The Company is also subject to early termination fees in certain instances of voluntary prepayments of the Golub Loan in excess of $10.0 million. The Company was in compliance with all of its financial and non-financial covenants as of December 27, 2014.

If there is an event of default under the Golub Loan, the principal and the interest accrued thereon may be declared immediately due and payable, subject to certain conditions set forth in the amended and restated term loan and security agreement. Events of default under the Golub Loan include, but are not limited to, the Company becoming delinquent in making certain payments due under the Golub Loan, the Company incurring certain events of default with respect to other indebtedness or obligations, the Company undergoing a change in control or the Company becoming subject to certain bankruptcy proceedings or orders. As of December 27, 2014, no events of default had occurred.

Principal Payment On Golub Loan

On November 5, 2014, the Company used $81.9 million of the net proceeds from the IPO to repay a portion of the principal balance on the Golub Loan. The Company incurred a pre-payment penalty of $0.6 million and accelerated amortization of deferred loan fees of $1.7 million, which was recorded to interest expense during the thirteen weeks ended December 27, 2014.

$20 Million Term Loan (PNC Bank, N.A.)

The Company entered into a loan and security agreement with PNC Bank N.A. on December 11, 2011, as amended by the first amendment to term loan agreement dated August 31, 2012 (the “PNC Term Loan”). The PNC Term Loan included a term loan facility of $20.0 million. Interest accrued on outstanding amounts under the PNC Term Loan at the rate of 7.5% per annum, due monthly. Effective October 1, 2012, monthly principal payments of $166,667 were required. In connection with the closing of the Golub Loan in May 2013, the Company converted all outstanding amounts on the PNC Term Loan to borrowings under the PNC Line of Credit.

Senior Subordinated Term Loans (Related Party Term Loans)

On December 11, 2011, the Company obtained senior subordinated term loans from certain subordinated lenders, in the aggregate amount of $25.0 million, bearing interest at the rate of 12.5%, due quarterly. The subordinated lenders were related parties. On August 31, 2012, the Company borrowed an additional $25.5 million from the subordinated lenders. See Note 9, “Related Party Transactions”. In connection with the closing of the Golub Loan in May 2013, the Company paid off all outstanding amounts on its senior subordinated term loans.

Deferred Loan Fees

The Company incurred approximately $4.1 million of deferred loan fees related to the issuance of the Golub Loan and the PNC Line of Credit, which are being amortized to interest expense using the effective interest method over the term of the loan through May 31, 2019. The remaining balance of deferred loan fees as of December 27, 2014 is $1.4 million, and is included in prepaid expenses and other current assets (current portion) and other assets (long-term portion) on the condensed consolidated balance sheet.

Aggregate Contractual Maturities

Aggregate contractual maturities for the Company’s line of credit and long-term debt as of December 27, 2014 are as follows (in thousands):

Fiscal year

2015	$120
2016	480
2017	480
2018	480
2019	32,523
Thereafter	45,408
Total	$79,491

8.     Revolving credit facilities and long-term debt

Revolving credit facility (PNC Bank, N.A.)

On December 11, 2011, the Company obtained a collateral-based revolving line of credit with PNC Bank, N.A. (the "PNC Line of Credit"), which the Company amended on August 31, 2012 and May 31, 2013. These amendments increased the borrowing capacity from $35.0 million to $60.0 million as of May 31, 2013 with a Company option to increase the maximum to $70.0 million. The PNC Line of Credit is to be used for working capital and general corporate purposes, and has a maturity date of May 31, 2018. The available borrowing is based on the collective value of eligible inventory and credit card receivables multiplied by specific advance rates, and is recalculated weekly. The obligations under the PNC Line of Credit are secured by substantially all of the Company's assets. The PNC Line of Credit bears interest at a rate equal to the sum of (1) 0.75% if the average utilization (borrowings plus letters of credit) over the prior calendar quarter is less than 60% of the maximum borrowing capacity or 1.00% if the average utilization is greater than 60% of the maximum borrowing capacity, plus (2) the higher of (a) PNC's publicly announced commercial lending rate or the daily federal funds open rate plus 0.50%, or (b) the London Interbank Offered Rate ("LIBOR") for a period of one month plus 1.00%. The Company can also elect to use the Eurodollar (LIBOR) rate for the applicable interest period term (one, two, three or six months as elected by the Company) plus 0.75% if the average utilization is less than 60% of the maximum borrowing capacity or 1.00% if the average utilization is greater than 60% of the maximum borrowing capacity. As of March 29, 2014, a total of $28.6 million was outstanding under the PNC Line of Credit (including letters of credit) and there was $2.8 million of unused availability under the borrowing base formula. The outstanding borrowings as of March 29, 2014 consisted of $25.0 million outstanding at a rate of 1.91% and $3.6 million outstanding at a rate of 4.0%.

The PNC Line of Credit includes certain financial and nonfinancial covenants. The financial covenants include minimum fixed charge coverage ratio only when "excess availability" falls below specified floor levels, while nonfinancial covenants include restrictions on a number of other activities. As of March 29, 2014, the Company was not subject to the financial covenant based on the "excess availability" test.

$100 million term loan due May 2019 (Golub Capital LLC)

The Company entered into a loan and security agreement with Golub Capital LLC on May 31, 2013, as amended by the first amendment to term loan and security agreement dated September 23, 2013 (the "Golub Loan"). The Golub Loan consists of a term loan facility of $100.0 million. As of March 29, 2014, the outstanding balance on the Golub Loan was $99.5 million. The obligations under the Golub Loan are secured by substantially all of the Company's assets. The principal of the Golub Loan is payable in quarterly installments of $250,000 beginning on September 30, 2013 and ending on the maturity date of the term loan, which is May 31, 2019. The balance of the unpaid principal will be paid on the maturity date.

Interest on the Golub Loan is paid quarterly beginning on September 30, 2013. The Golub Loan bears interest calculated on either a base rate or the LIBOR rate. The base rate is a floating interest rate that is the sum of 4.75% plus the higher of (1) the prime rate, (2) the one-month LIBOR Rate plus 1% with a LIBOR floor of 1.25% or (3) the Federal Funds rate, plus 50 basis points. The LIBOR Rate is 5.75%, plus the LIBOR rate for a period of one, two, three, six, or, if available to all lenders, nine or 12 months (with a LIBOR floor of 1.25%), as elected by the Company. Interest is payable quarterly in arrears on the last day of each quarter. Interest charges are computed on the actual principal outstanding. As of March 29, 2014, the interest rate on the Golub Loan was 7.0%. Total interest expense incurred on the Golub Loan was $5.9 million for fiscal 2014.

The Golub Loan requires the Company to meet certain financial and non-financial covenants. Financial covenants include a minimum interest coverage ratio and a maximum total leverage ratio. In addition, the term loan agreement also limits the amount that we can spend on capital expenditures per year. The Company was in compliance with all of its financial covenants as of March 29, 2014. The Golub Loan also requires that 50% of the Company's annual excess cash flow be used to make prepayments of outstanding loan amounts. The Company is also subject to early termination fees in certain instances of voluntary prepayments of the Golub Loan in excess of $10.0 million.

If there is an event of default under the Golub Loan, the principal and the interest accrued thereon may be declared immediately due and payable, subject to certain conditions set forth in the Golub Loan. Events of default under the Golub Loan include, but are not limited to, the Company becoming delinquent in making certain payments due under the Golub Loan, the Company incurring events of default with respect to certain other indebtedness or obligations, the Company undergoing a change in control or the Company becoming subject to certain bankruptcy proceedings or orders. As of March 29, 2014, no events of default had occurred.

7.5% term loan (PNC Bank, N.A.)

The Company entered into a loan and security agreement with PNC Bank N.A. on December 11, 2011, as amended by the first amendment to term loan agreement dated August 31, 2012 (the "PNC Term Loan"). The PNC Term Loan consisted of a term loan facility of $20.0 million. Interest accrued on outstanding amounts under the PNC Term Loan at the rate of 7.5% per annum, due monthly. Effective October 1, 2012, monthly principal payments of $166,667 were required. In May 2013, the Company converted all outstanding amounts on the PNC Term Loan to borrowings under the PNC Line of Credit.

12.5% senior subordinated term loans (related party term loans)

On December 11, 2011, the Company obtained senior subordinated term loans from certain subordinated lenders, in the aggregate amount of $25.0 million, bearing interest at the rate of 12.5%, due quarterly. The subordinated lenders are related parties. On August 31, 2012, the Company borrowed an additional $25.5 million from the subordinated lenders. As of March 30, 2013, the outstanding balance of the loans was $50.5 million. See Note 14 "Related party transactions". In connection with the closing of the Golub Loan in May 2013, the Company paid off all outstanding amounts on its senior subordinated term loans.

The Company incurred approximately $3.4 million of deferred loan fees related to the issuance of the Golub Loan and the PNC Line of Credit, which are being amortized to interest expense using the effective interest method over the term of the loan through May 31, 2019. The remaining balance of deferred loan fees as of March 29, 2014 is $2.9 million.

Aggregate contractual maturities for the Company's line of credit and long-term debt as of March 29, 2014 are as follows (in thousands):

Fiscal year

2015	$1,000
2016	1,000
2017	1,000
2018	1,000
2019	29,624
Thereafter	94,500

Total	$128,124